Charter arrangements, Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 Vessel Counterparty	Dec. 31, 2020 Vessel Counterparty	Dec. 31, 2019 Vessel Counterparty
Concentration of Risk [Abstract]
Number of vessels	26	27	27
Number of counterparties | Counterparty	5	10	4
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	7	18	5
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	19	9	22